Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Net profit from continuing business	$ (896,995,054)	$ (9,952,483)
Adjustment:
Depreciation and amortization	1,951,902	1,696,188
Bad debt provision	1,070,148	237,960
Impairment for equity investment	159,299,092	3,905,776
Shares issued for compensation	735,995,000	5,000,000
Changes in operating assets:
Decrease/(increase) of restricted cash, current	3,544,888	(3,173,712)
Decrease/(increase) of accounts receivable	(155,495)	(2,113,002)
Decrease/(increase) of advances to suppliers	146,777	(36,001)
Decrease/(increase) of prepaid expenses and other receivables	341,115	187,987
Decrease/(increase) of inventories	(75,725)	(32,422)
Decrease/(increase) of deferred tax assets	(15,107)	(16,078)
Increase/(decrease) of accounts payable	798,416	620,504
Increase/(decrease) of advances from customers	32,476	78,462
Increase/(decrease) of accrued expenses and other payables	4,678,245	3,415,189
Increase/(decrease) of lease liabilities	207,209	(69,844)
Cash (used in) / provided by operating activities	10,823,888	(251,475)
Purchase of property, plant and equipment	(624,363)	(2,349,181)
Acquiring of intangible assets and long-term prepaid expenses	(9,533)	(7,202)
Payment for short-term investment	(2,971,162)
Proceeds for equity investment		15,531
Proceeds from disposal of investment in real property		226,213
Proceeds from rental deposit	32,656	20,640
Cash increased by acquisition		7,706,089
Cash provided by / (used in) investing activities	(3,572,402)	5,612,090
Proceeds/(repayment) of bank loans, net	(908,357)	64,125
Proceeds/(repayment) of note payable, net	(404,845)	(2,305,982)
Proceeds/(repayment) from related parties	(2,517,548)	2,446,680
Repayment of finance lease liability	653,595	(1,217,907)
Proceeds from allotment of shares	616,469	315,349
Cash provided by/ (used in) financing activities	(2,560,688)	(697,734)
Foreign currency effect	(484,800)	64,330
Total cashflow	4,205,998	4,727,210
Cash as of January 1,	4,727,210
Cash as of December 31,	8,933,208	4,727,210
Net cash increase/(decrease)	4,205,998	4,727,210
Supplementary information
Taxes paid	621,840	42,771
Interest paid	$ 476,169	$ 480,092